Cover	Sep. 04, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2020
Entity File Number	001-38496
Entity Registrant Name	Canopy Growth Corporation
Entity Central Index Key	0001737927
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1 Hershey Drive
Entity Address, City or Town	Smiths Falls
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	K7A 0A8
City Area Code	(855)
Local Phone Number	558-9333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	CGC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable